Condensed Unconsolidated Financial Information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Condensed Unconsolidated Financial Information
42.	CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION

Since the condensed unconsolidated financial information required by Rule 12-04 of Regulation S-X is not required under IFRS issued by the International Accounting Standards Board - IASB, such information was not included in the original financial statements of the Company. In order to attend the specific requirements of the Securities and Exchange Commission (the “SEC”) and considering the restrictions affecting certain non-current assets of Yguazú Cementos S.A. (Note 35), Management has incorporated the condensed unconsolidated information in these financial statements.

The condensed unconsolidated financial information of Loma Negra C.I.A.S.A., as of December 31, 2017 and 2016, and for the years then ended presented herein were prepared considering the same accounting policies as described in note 3, except that consolidated subsidiaries are reflected using the equity method of accounting as required by S-X 12-04.

CONDENSED UNCONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME

	12.31.2017	12.31.2016	12.31.2015
Net revenue	13,159,252,042	9,202,288,419	7,391,826,945
Cost of sales	(9,393,608,968)	(6,844,429,106)	(5,499,766,931)

Gross profit	3,765,643,074	2,357,859,313	1,892,060,014
Share of profit (loss) of associates	132,502,436	76,375,721	(93,296,443)
Selling and administrative expenses	(989,129,898)	(803,913,285)	(614,736,554)
Other gains and losses	56,021,137	23,540,414	(2,061,784)
Tax on debits and credits to bank accounts	(167,152,274)	(124,756,957)	(95,833,334)
FINANCE COSTS, NET
Exchange rate differences	(336,757,288)	(248,687,255)	(168,473,564)
Financial income	81,363,922	36,518,123	23,867,474
Financial expenses	(392,554,396)	(597,529,686)	(362,012,267)

Profit before tax	2,149,936,713	719,406,388	579,513,542
INCOME TAX EXPENSE
Current	(626,247,633)	(210,210,679)	(197,726,871)
Deferred	67,153,302	(18,022,696)	(33,487,205)

NET PROFIT FOR THE YEAR	1,590,842,382	491,173,013	348,299,466

OTHER COMPREHENSIVE INCOME
Items to be reclassified through profit and loss:
Exchange differences on translating foreign operations	101,151,222	34,343,627	53,160,907
Cash flow hedges	—	(54,402,733)	56,310,034

TOTAL OTHER COMPREHENSIVE (LOSS) INCOME	101,151,222	(20,059,106)	109,470,941

TOTAL COMPREHENSIVE INCOME	1,691,993,604	471,113,907	457,770,407

Earnings per share (basic and diluted)(*) :	2.79	0.868	0.615

(*)	In 2016, the Company has given retroactive effect to the number of shares in order to reflect the new capital structure after the share split described in note 40.

CONDENSED UNCONSOLIDATED STATEMENTS OF FINANCIAL POSITION

	12.31.2017	12.31.2016
ASSETS
Non-current assets
Property, plant and equipment	3,013,834,370	2,425,630,468
Intangible assets	74,760,496	56,708,351
Investments	787,797,282	550,544,157
Goodwill	39,347,434	39,347,434
Inventories	177,461,120	163,115,656
Other receivables	25,397,006	39,875,515
Trade accounts receivable	—	—

Total non-current assets	4,118,597,708	3,275,221,581

Current assets
Inventories	1,550,863,799	1,471,291,076
Other receivables	218,053,883	269,829,692
Trade accounts receivable	797,537,082	412,428,725
Investments	2,971,682,497	661,707,327
Cash and banks	69,755,413	45,038,268

Total current assets	5,607,892,674	2,860,295,088

Total assets	9,726,490,382	6,135,516,669

SHAREHOLDERS’ EQUITY AND LIABILITIES
Total shareholders’ equity	3,822,551,465	740,366,741

LIABILITIES
Non-current liabilities
Borrowings	1,128,759,400	1,144,716,538
Accounts payable	71,388,595	69,989,790
Provisions	128,838,045	98,860,518
Tax liabilities	342,209	1,087,580
Other liabilities	14,865,351	27,252,775
Deferred tax liabilities	238,166,558	305,319,860

Total non-current liabilities	1,582,360,158	1,647,227,061

Current liabilities
Borrowings	1,222,164,672	1,391,402,945
Accounts payable	1,955,082,172	1,781,390,125
Advances from customers	197,508,557	106,956,982
Salaries and social security payables	407,187,941	269,940,259
Tax liabilities	511,046,146	171,004,073
Other liabilities	28,589,271	27,228,483

Total current liabilities	4,321,578,759	3,747,922,867

Total liabilities	5,903,938,917	5,395,149,928

Total shareholders’ equity and liabilities	9,726,490,382	6,135,516,669

CONDENSED UNCONSOLIDATED STATEMENT OF CASH FLOWS

	12.31.2017	12.31.2016	12.31.2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net profit for the year	1,590,842,382	491,173,013	348,299,466
Adjustments to reconcile net profit to net cash provided by operating activities
Income tax expense	559,094,331	228,233,375	231,214,076
Depreciation and amortization	377,664,366	452,153,963	287,162,353
Provisions	41,718,393	29,164,683	18,647,042
Interests	314,472,800	473,687,084	304,389,966
Share of profit (loss) of associates	(132,502,436)	(76,375,721)	93,296,443
Investment income recognized in profit	(7,966,242)	(112,039,773)	(158,494,542)
Exchange rate differences	282,874,884	266,660,078	253,231,201
Gain on disposal of Property, plant and equipment	(5,799,175)	(31,315,437)	(3,807,978)
Changes in operating assets and liabilities
Inventories	(68,775,774)	(562,873,693)	(211,369,295)
Other receivables	(11,244,428)	(131,335,105)	(86,527,045)
Trade accounts receivable	(385,054,594)	(116,059,543)	12,477,146
Advances from customers	90,551,575	32,758,193	26,624,857
Accounts payable	356,869,945	518,299,468	331,361,579
Salaries and social security payables	137,247,682	77,584,771	14,119,580
Provisions	(23,820,411)	(15,486,008)	(14,797,438)
Tax liabilities	(26,162,921)	54,319,019	(35,646,213)
Other liabilities	(12,840,331)	12,688,349	14,652,724

Cash generated from operations	3,077,170,046	1,591,236,716	1,424,833,922
Income tax paid	(255,937,638)	(162,645,969)	(163,950,193)

Net cash generated by operating activities	2,821,232,408	1,428,590,747	1,260,883,729

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of Property, plant and equipment	13,571,500	22,024,470	5,888,030
Payments to acquire Property, plant and equipment	(1,019,196,721)	(584,435,941)	(405,783,811)
Payments to acquire intangible assets	(27,743,774)	(26,279,674)	(22,311,523)
Investments	30,300,477	—	608,223

Net cash used in investing activities	(1,003,068,518)	(588,691,145)	(421,599,081)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	1,235,382,385	1,433,184,756	609,999,606
Interest paid	(338,372,188)	(476,299,533)	(331,420,444)
Dividends paid	(442,886,305)	(853,119,146)	(16,642)
Repayment of borrowings	(1,748,563,710)	(704,497,010)	(1,053,265,230)
Capital increase	1,866,725,717	—	—

Net cash used in financing activities	572,285,899	(600,730,933)	(774,702,710)

Net increase (decrease) in cash and cash equivalents	2,390,449,789	239,168,669	239,168,669
Cash and cash equivalents at the beginning of the year	581,977,703	322,490,643	234,497,937
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	69,010,418	20,318,391	23,410,768

Cash and cash equivalents at the end of the year	3,041,437,910	581,977,703	322,490,643

In addition, the main items refer to:

1)	Borrowings

1.1 Composition of borrowings

	12.31.2017	12.31.2016
Borrowings:
-In foreign currency	1,792,409,606	1,807,253,815
-In local currency	558,514,466	728,865,668

Total	2,350,924,072	2,536,119,483

Non-current	1,128,759,400	1,144,716,538
Current	1,222,164,672	1,391,402,945

Total	2,350,924,072	2,536,119,483

1.2 Detail of loans

			12.31.2017	12.31.2016
	Interest Rate	Due date	Amount	Amount
Borrowings in foreign currency - u$s
Banco Supervielle	5%	Sep-17	—	111,672,996
Industrial and Commercial Bank of China (Dubai)	3 Month Libor + 3.4%	Jun-19	563,979,469	791,854,007
Itaú-Unibanco S.A. - New York	6 Month Libor + 2.9%	Mar-18	—	903,726,812
Industrial and Commercial Bank of China (Dubai)	3 Month Libor + 3.75%	May-20	1,228,430,137	—

			1,792,409,606	1,807,253,815

Borrowings in local currency
Banco Provincia de Buenos Aires	BADLAR + 4%	Sep-18	16,345,799	32,000,000
Banco Provincia de Buenos Aires	BADLAR + 2%	Mar-19	89,590,643	149,206,763
Banco Provincia de Buenos Aires	BADLAR + 2%	Jun-19	108,753,068	150,822,338
Banco Provincia de Buenos Aires	BADLAR + 2%	Jul-19	15,133,621	19,879,350
HSBC Bank Argentina S.A.	21.75%	Apr-19	157,865,753	—
Banco Patagonia	BADLAR corrected + 1.65%	Jul-18	70,391,979	164,392,235
Banco Santander Rio S.A.	BADLAR corrected + 4%	Jul-18	87,562,256	204,298,831
Bank overdrafts	Daily Overdraft Rate	Jan-18	12,871,347	8,266,151

			558,514,466	728,865,668

Total			2,350,924,072	2,536,119,483

The following tables detail the Company’s remaining contractual maturity for its borrowings with agreed repayment periods. The tables have been drawn up based on the undiscounted cash flows based on the earliest date on which the Company can be required to pay. The tables include both interest and principal cash flows. To the extent that interest flows are floating rate, the undiscounted amount is derived from interest rate curves at the end of the reporting period. The contractual maturity is based on the earliest date on which the Company may be required to pay.

	Weighted average effective interest rate	Less than 1 month	1-3 months	3 months to 1 year	1-3 years	3-5 years	Total
	%
31 December 2017
Borrowings	23.8	89,813,137	145,807,915	1,127,382,816	1,197,749,276	—	2,560,753,144

		89,813,137	145,807,915	1,127,382,816	1,197,749,276	—	2,560,753,144

	Weighted average effective interest rate	Less than 1 month	1-3 months	3 months to 1 year	1-3 years	3-5 years	Total
	%
31 December 2016
Borrowings	21.7	111,702,060	38,711,312	1,441,791,071	1,240,238,670	—	2,832,443,113

		111,702,060	38,711,312	1,441,791,071	1,240,238,670	—	2,832,443,113

2)	Accounts payable

	12.31.2017	12.31.2016
Non-current
Accounts payable for investments in Property, plant and equipment	71,388,595	69,989,797

Total	71,388,595	69,989,797

3)	Provisions

	12.31.2017	12.31.2016
Non-current
Labor and Social Security	38,881,287	23,822,356
Environmental restoration	80,602,101	59,616,013
Civil and others	9,354,657	15,422,149

Total	128,838,045	98,860,518

4)	Other liabilities

	12.31.2017	12.31.2016
Non-current
Termination payment plans	14,865,351	27,252,775

Total	14,865,351	27,252,775

5)	Tax liabilities

	12.31.2017	12.31.2016
Non-current
Facilities payment plans	342,209	1,087,580

Total	342,209	1,087,580

6)	Deferred tax liabilities

6.1 The deferred income tax charged to income is composed as follows:

	12.31.2017	12.31.2016
Assets
Provisions	14,823,820	14,365,654
Others	6,584,426	1,593,756

Total	21,408,246	15,959,410

Liabilities
Investments	(17,923,933)	—
Other receivables	—	(60,402,707)
Property, plant and equipment	(238,728,247)	(256,749,345)
Others	(2,922,623)	(4,127,218)

Total	(259,574,803)	(321,279,270)

Total Deferred income tax liabilities	(238,166,558)	(305,319,860)

6.3 Unrecognised taxable temporary difference associated with investment and interest

	12.31.2017	12.31.2016
Taxable temporary differences in relation to investments in subsidiaries and associates for which deferred tax liabilities have not been recognized are attributable to the following:
- Subsidiaries	(89,599,508)	(54,802,640)
- Others	(59,773)	(83,682)

	(89,659,281)	(54,886,323)